Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect on the consolidated statements	$ 24,840	$ 19,819	$ (18,641)
Gain/(Loss) Recognized in Accumulated Other Comprehensive Income - Loss on Derivative (Effective Portion) Location [Member]
Interest rate swaps	28,393	19,627	(18,830)
Reclassification to Interest and finance costs net due to de-designations [Member}
Effect on the consolidated statements	(3,753)	0	0
Reclassification to Deprecation Expense [Member]
Effect on the consolidated statements	200	192	189
Total [Member]
Effect on the consolidated statements	$ 24,840	$ 19,819	$ (18,641)